BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Consideration Transferred To Acquired
$
Cash	974,050
Consideration shares	18,378
Total consideration at fair value	992,428
$
Cash	1,169,505
Consideration shares	258,329
Total consideration at fair value	1,427,834
$
Consideration shares	2,356,000
Total consideration at fair value	2,356,000
$
Consideration shares	2,740,000
Total consideration at fair value	2,740,000
$
Consideration shares	8,280,000
Total consideration at fair value	8,280,000
$
Consideration shares	776,699
Total consideration at fair value	776,699

Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities
As at January 2, 2025
$
Total consideration	992,428
Non-controlling interest	498,484

Assets
Cash	949,223
Trade receivables	162,420
Prepayment and other current assets	149,949
Investment property	448,430
Property and equipment	23,058
Intangible assets – customer relationship	161,729
Total assets	1,894,809

Liabilities
Trade and other payables	570,916
Tax payable	54,358
Loans and borrowings	135,805
Lease liabilities	3,798
Deferred tax liabilities	46,271
Total liabilities	811,148

Total net assets	1,083,661

Goodwill	407,251
As of February 3, 2025
$
Total consideration	1,427,834
Non-controlling interest	236

Assets
Cash	726,307
Trade receivables	246,949
Prepayment and other current assets	69,360
Intangible assets – customer relationship	249,982
Property and equipment	511,703
Investment in associate	29,238
Total assets	1,833,539

Liabilities
Trade and other payables	488,586
Lease liabilities	518,678
Deferred tax liabilities	42,497
Total liabilities	1,049,761

Total net assets	783,778

Goodwill	644,292
As of April 14, 2025
$
Total consideration	2,356,000
Non-controlling interest	10,661

Assets
Cash	53,808
Trade receivables	77,405
Prepayment and other current assets	31,986
Intangible assets – customer relationship	898,041
Total assets	1,061,240

Liabilities
Trade and other payables	806,456
Deferred tax liabilities	148,177
Total liabilities	954,633

Total net assets	106,607

Goodwill	2,260,054
As of June 2, 2025
$
Total consideration	2,740,000
Non-controlling interest	596,559

Assets
Cash	84,802
Trade receivables	64,060
Prepayment and other current assets	43,437
Intangible assets – customer relationship	2,266,605
Office equipment	257
Total assets	2,459,161

Liabilities
Trade and other payables	831,927
Deferred tax liabilities	453,321
Suspense tax	4,189
Total liabilities	1,289,437

Total net assets	1,169,724

Goodwill	2,166,835
As of June 17, 2025
$
Total consideration	8,280,000
Non-controlling interest	2,419,676

Assets
Cash	80,702
Trade receivables	9,561
Prepayment and other current assets	1,568
Investment properties	1,931,449
Net investment in lease	3,313,634
Office equipment	609
Total assets	5,337,523

Liability
Other payables	189,276
Total liability	189,276

Total net assets	5,148,247

Goodwill	5,551,429
As of June 5, 2025
$
Total consideration	776,699

Assets
Cash	334,165
Trade receivables	1,592,522
Prepayment and other current assets	94,325
Intangible assets	32,537
Office equipment	26,714
Right-of-use assets	155,344
Total assets	2,235,607

Liabilities
Trade and other payables	1,102,679
Lease liabilities	161,093
Loans and borrowings	415,310
Total liabilities	1,679,082

Total net assets	556,525

Goodwill	220,174

Schedule of Unaudited Pro Forma Information
For the Six Months ended June 30,
2025
Unaudited pro forma revenue	$26,799,380
Unaudited pro forma net loss	$8,150,581
For the Six Months ended June 30,
2025
Unaudited pro forma revenue	$26,083,537
Unaudited pro forma net loss	$8,204,153
For the Six Months ended June 30,
2025
Unaudited pro forma revenue	$26,039,852
Unaudited pro forma net loss	$8,275,283
For the Six Months ended June 30,
2025
Unaudited pro forma revenue	$26,169,612
Unaudited pro forma net loss	$8,329,374
For the Six Months ended June 30,
2025
Unaudited pro forma revenue	$25,806,621
Unaudited pro forma net loss	$8,171,493
For the Six Months ended June 30,
2025
Unaudited pro forma revenue	$28,296,844
Unaudited pro forma net loss	$8,364,210